Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Unobservable Inputs (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Collateral Dependent [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Collateral Dependent [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Collateral Dependent [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Foreclosed Assets Held for Sale [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Foreclosed Assets Held for Sale [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Foreclosed Assets Held for Sale [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]
Fair Value (in Dollars)	$ 17,277,000	$ 19,054,000			$ 9,022,000						$ 1,535,000
Valuation Technique					Market Comparable			Market Comparable			Discounted cash flow
Unobservable Input					Discount to reflect realizable value			Discount to reflect realizable value			Discount rate
Range (Weighted Average)			0.00%	100.00%	(5.00%)	0.00%	44.00%	(15.00%)	0.00%	17.00%	(17.00%)
Foreclosed assets held for sale (in Dollars)	$ 4,529,727	$ 10,012,035						$ 3,883,000
Foreclosed assets held for sale					Market Comparable			Market Comparable			Discounted cash flow
Foreclosed assets held for sale					Discount to reflect realizable value			Discount to reflect realizable value			Discount rate
Foreclosed assets held for sale			0.00%	100.00%	(5.00%)	0.00%	44.00%	(15.00%)	0.00%	17.00%	(17.00%)